Cover	Sep. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2025
Entity File Number	000-18730
Entity Registrant Name	DARKPULSE, INC.
Entity Central Index Key	0000866439
Entity Tax Identification Number	87-0472109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Columbus Circle, Floor 15,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	800
Local Phone Number	436-1436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false